SCHEDULE OF PROPERTY , PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,403,860	$ 10,937,991	$ 11,838,419
Less: accumulated depreciation	(18,270)	(14,381)	(5,117)
Property, plant and equipment, net	10,385,590	10,923,610	11,833,302
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,877	12,487	13,514
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	40,380	42,453	45,948
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,351,603	$ 10,883,051	$ 11,778,957